Document And Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NEPH